Segment Information	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 19 – SEGMENT INFORMATION

Based on management’s assessment, Lakeshore Group has one operating segment, which is the development, production, marketing and sale of biopharmaceutical products. No operating segments were aggregated to form the reportable operating segment.

Lakeshore Group’s non-current assets are located in the PRC and other countries, such as Singapore, United States and Philippines. The location of these non-current assets can be aggregated to form the reportable geographical segment.

	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
PRC	645,210,788	527,009,381	$74,278,983
Other countries/regions	4,602,447	17,583,961	$2,478,360

The non-current asset information above is based on the location of the assets and excludes financial instruments and deferred tax assets.